UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
FILED ON FEBRUARY 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL
TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 15, 2000.

Report for the Calendar Quarter ended:  12/31/98

Check here if Amendment  X; Amendment Number: 1
     This Amendment (check only one.):     is a restatement.
                                       X - adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK INVESTMENTS L.P.
Address:  300 CRESCENT COURT, SUITE 700
          DALLAS, TEXAS 75201

Form 13F File Number:     28-6078

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6173

Signature, Place, and Date of Signing:

     /S/ LAURENCE H. LEBOWITZ       Dallas, Texas         February 17, 2000

Report Type (Check only one.):

     X    13F HOLDINGS REPORT.

          13F NOTICE.

          13F COMBINATION REPORT.

INFORMATION FOR WHICH WE ARE REQUESTING CONFIDENTIAL TREATMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $194,875(thousands)

List of Other Included Managers:  NONE
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FORM 13F INFORMATION TABLE


	TITLE OF	VALUE	SHARES/	SH/	PUT/	INVSTMNT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE
----------------------	-----	-----	-------	-------	---	----	--------	--------	----	------	----

AERIAL COMMUNICATIONS INC.	COM	007655103	2,232	386,200	SH	SOLE	386,200	0	0
AMERICAN STORES CO	COM	030096101	11,683	316,300	SH	SOLE	316,300	0	0
AMF BOWLING INC.	COM	03113V109	1,891	369,100 	SH	SOLE	369,100	0	0
AMF BOWLING JAN99 10PUT	PUTS	03113V0909MB99	512	100,000	SH	SOLE	100,000	0	0
AMF BOWLING JAN99 7.5 PUT	PUTS	03113V909MU99	640	125,000	SH	SOLE	125,000	0	0
AMF BOWLING APR99 10 PUT	PUTS	03113V909PB99	256	50,000	SH	SOLE	50,000	0	0
AMF BOWLING INC 0% 5/12/18 144A	DBCZ ZERO 144A18	03113VAA7	560	4,000,000	PRN	SOLE	4,000,000	0	0
AMP INC.	COM	031897101	25,094	482,000	SH	SOLE	482,000	0	0
BOOLE & BABBAGE INC.	COM	098586100	1,045	35,600	SH	SOLE	35,600	0	0
BORDEN CHEM & PLASTIC - COM UT	DEPOS COM UNIT	099541203	536	114,500	SH	SOLE	114,500	0	0
CITIZENS UTILITIES CO-CLASS B	CL B	177342201	2,040	251,100	SH	SOLE	251,100	0	0
ENRON OIL & GAS	COM	293562104	7,967	461,900	SH	SOLE	461,900	0	0
ESSEX INTERNATIONAL INC.	COM	297025108	1,536	44,388	SH	SOLE	44,388	0	0
MIDWAY GAMES INC	COM	598148104	5,720	520,000	SH	SOLE	520,000	0	0
PHOSPHATE RESOURCES PARTNERS	DEPOSITARY UNIT	719217101	94	10,000	SH	SOLE	10,000	0	0
RUBBERMAID INC.	COM	781088109	19,588	623,100	SH	SOLE	623,100	0	0
SEQUUS PHARMACEUTICALS INC.	COM	817471105	6,165	305,400	SH	SOLE	305,400	0	0
SUNBEAM CORP	COM	867071102	2,090	298,700	SH	SOLE	298,700	0	0
SUNBEAM CORPORATION APR99 7.5 CALL	COM	867071902DU99	1,400	200,000	SH	SOLE	200,000	0	0
TIG HOLDINGS	COM	872469101	648	41,700	SH	SOLE	41,700	0	0
TELECOM TCI VENTURES GROUP A	COM TCI VENT A	87924V887	22,236	940,000	SH	SOLE	940,000	0	0
TELE-COMMUNICATIONS - A	COM TCI GRP A	87924V101	25,663	472,000	SH	SOLE	472,000	0	0
TELE-COMMUNICATIONS-A APRIL99 40 CALL	CALLS	87924V101DH99	1,359	25,000	SH  CALL	SOLE	25,000	0	0
TELE-COMMUNICATIONS-A APRIL99 45 CALL	CALLS	87924V101DI99	1,359	25,000	SH  CALL	SOLE	25,000	0	0
TYCO INTERNATIONAL APR 750 CALL	CALLS	902124106D099	9,806	130,000	SH  CALL	SOLE	130,000	0	0
US OFFICE PRODUCTS	COM	912325305	1,878	482,900	SH	SOLE	482,900	0	0
US SATELLITE BROADCASTING CO	CL A	912534104	10,044	732,200	SH  PUT	SOLE	732,200	0	0
VANGUARD CELLULAR SYSTEMS INC.	CL A	922022108	20,261	785,900	SH	SOLE	785,900	0	0
MILLICOM INTL CELLULAR S.A.Q	ORD	L6388F102	10,572	310,400	SH	SOLE	310,400	0	0

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